Employees - Summary of Employees (Detail) - Employees	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of average number of employees [line items]
Average number of employees	34,478	31,589	28,926
Australia [member]
Disclosure of average number of employees [line items]
Average number of employees	23,828	20,967	18,146
South America [member]
Disclosure of average number of employees [line items]
Average number of employees	7,390	7,330	6,979
North America [member]
Disclosure of average number of employees [line items]
Average number of employees	1,299	1,296	1,999
Asia [member]
Disclosure of average number of employees [line items]
Average number of employees	1,907	1,939	1,743
Europe [member]
Disclosure of average number of employees [line items]
Average number of employees	54	57	59